SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Tables)	12 Months Ended
Mar. 31, 2022
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES
Schedule of employee salaries and benefits
	Years ended March 31,
	2022	2021	2020
Employee salaries and benefits	($)	($)	($)
Exploration and evaluation expenses	2,391,000	576,000	856,000
Administration expenses	194,000	363,000	454,000
Total	2,585,000	939,000	1,310,000

Schedule of office and administration expenses
	Years ended March 31,
	2022	2021	2020
	($)	($)	($)
Salaries and Benefits	239,000	300,000	414,000
Data processing and retention	17,000	79,000	55,000
Insurance	30,000	23,000	60,000
Other office expenses	32,000	15,000	21,000
Total	318,000	417,000	550,000